Share-based Compensation	9 Months Ended
Sep. 30, 2025
Share-based Compensation
Share-based Compensation

6.     Share-based Compensation

Time Restricted stock units (“TRSUs”)

Changes in the TRSUs for the nine months ended September 30, 2025 are set forth below:

		Weighted average
	Number of	fair value at grant
	TRSUs	date
Balance as of January 1, 2025	283,757	$13.04
TRSUs granted during the nine months ended September 30, 2025	170,481	$9.53
TRSUs vested during the nine months ended September 30, 2025	(216,425)	$(8.13)
Balance as of September 30, 2025 (none of which are vested)	237,813	$11.62

The total cost related to non-vested TRSU awards expected to be recognized through 2028 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2025(1)	$403
2026	1,040
2027	443
2028	63
$1,949
(1)	Three-month period ending December 31, 2025

6.     Share-based Compensation (continued)

Performance-Based Restricted stock units (“PRSUs”)

Changes in the PRSUs for the nine months ended September 30, 2025 are set forth below:

No. of PRSUs
Balance as of January 1, 2025	86,607
PRSUs granted during the nine months ended September 30, 2025	51,537
PRSUs vested during the nine months ended September 30, 2025	—
Balance as of September 30, 2025 (none of which are vested)	138,144

The total cost related to non-vested PRSU awards expected to be recognized through 2028 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2025(1)	$157
2026	471
2027	254
2028	36
$918
(1)	Three-month period ending December 31, 2025